Changes in organization and disposals	12 Months Ended
Dec. 31, 2018
Changes In Organization And Disposals [Line Items]
Disclosure of changes in organization and disposals [text block]

Note 32 Changes in organization and acquisitions and disposals of subsidiaries and businesses

Changes in Group structure and organization

UBS Business Solutions AG

In 2015, UBS Business Solutions AG was established as a direct subsidiary of UBS Group AG to act as the Group service company and UBS transferred the ownership of the majority of its existing service subsidiaries outside the US to UBS Business Solutions AG. In 2017, shared services functions in Switzerland and the UK were transferred from UBS AG to UBS Business Solutions AG. In 2017, UBS also completed the transfer of the shared services employees in the US to its US service company, UBS Business Solutions US LLC, a wholly owned subsidiary of UBS Americas Holding LLC.

UBS Group Funding (Switzerland) AG

UBS established UBS Group Funding (Switzerland) AG in 2016 as a wholly owned direct subsidiary of UBS Group AG, to issue loss-absorbing additional tier 1 (AT1) capital instruments and total loss-absorbing capacity (TLAC)-eligible senior unsecured debt, which are guaranteed by UBS Group AG. In 2017, UBS transferred the then outstanding TLAC-eligible senior unsecured debt to UBS Group Funding (Switzerland) AG as the issuer. In May 2018, UBS substituted UBS Group AG where it was the issuer of outstanding AT1 capital instruments with UBS Group Funding (Switzerland) AG. Following the substitution, the relevant AT1 capital instruments are guaranteed by UBS Group AG, and investors’ seniority of claim against UBS Group AG remains unchanged.

UBS Europe SE

In 2016, UBS merged its Wealth Management subsidiaries in Italy, Luxembourg (including its branches in Austria, Denmark and Sweden), the Netherlands and Spain into UBS Deutschland AG, which was renamed to UBS Europe SE, in order to establish UBS’s new European legal entity, which is headquartered in Frankfurt, Germany.

The previously announced combined UK business transfer and cross-border merger of UBS Limited into UBS Europe SE took place on 1 March 2019.

Transfer of assets and liabilities from UBS Limited to UBS AG, London Branch

In the fourth quarter of 2018, clients and other counterparties of UBS Limited who can be serviced by UBS AG, London Branch were generally migrated to UBS AG, London Branch. Transactions affecting the businesses that were transferred which occurred on or after the transfer date were recorded in UBS AG, London Branch.

UBS Asset Management AG

In 2016, UBS transferred the majority of the operating subsidiaries of Asset Management to UBS Asset Management AG.

Increase of stake in and consolidation of UBS Securities China

In December 2018, UBS increased its shareholding in UBS Securities China from 24.99% to 51%, acquiring control of the entity in accordance with IFRS 10, Consolidated Financial Statements. Upon acquisition of control, UBS remeasured its former 24.99% holding at fair value, resulting in a pre-tax loss of USD 270 million, recognized in Other income. In addition, a net foreign currency translation gain of USD 46 million was recognized upon derecognition of the former investment in associate, also in Other income.

The cost of acquisition of the additional 26.01% stake was USD 125 million. Upon consolidation, UBS recognized USD 102 million of goodwill and USD 278 million of other net assets. In addition, a non-controlling interest of USD 136 million has been recognized.

Acquisitions

In October 2018, UBS acquired certain assets and liabilities from Nordea’s Luxembourg-based private banking business for a consideration of approximately EUR 120 million. As a result of the transaction, UBS recognized a total of EUR 1.1 billion of loans (mortgages, Lombard loans, overdrafts), EUR 1.3 billion of cash and EUR 2.4 billion of deposits, as well as approximately EUR 75 million of intangible assets and approximately EUR 50 million of goodwill, recognized in Global Wealth Management. In addition, UBS reported an increase of approximately EUR 9.5 billion in client assets, of which approximately EUR 6.1 billion count as invested assets.

Sales and disposals of subsidiaries and businesses

In 2018, 2017 and 2016, no significant subsidiaries were removed from the scope of consolidation as a result of sales or disposals.

In the third quarter of 2018, UBS completed the sale of Widder Hotel, resulting in a pre-tax gain on sale of subsidiaries and businesses of USD 25 million and a pre-tax gain on sale of real estate of USD 31 million.

In 2017, UBS completed the sale of Asset Management’s fund administration servicing units in Luxembourg and Switzerland to Northern Trust, resulting in a pre-tax gain on sale of USD 153 million. Also in 2017, UBS completed the sale of a life insurance subsidiary within Global Wealth Management. A loss on sale of USD 24 million was recognized in 2016 relating to this transaction.

UBS AG
Changes In Organization And Disposals [Line Items]
Disclosure of changes in organization and disposals [text block]

Note 32 Changes in organization and acquisitions and disposals of subsidiaries and businesses

Changes in Group structure and organization

UBS Business Solutions AG

In 2015, UBS Business Solutions AG was established as a direct subsidiary of UBS Group AG to act as the Group service company and UBS AG transferred the ownership of the majority of its existing service subsidiaries outside the US to UBS Business Solutions AG. In 2017, shared services functions in Switzerland and the UK were transferred from UBS AG to UBS Business Solutions AG. In 2017, UBS AG also completed the transfer of the shared services employees in the US to its US service company, UBS Business Solutions US LLC, a wholly owned subsidiary of UBS Americas Holding LLC.

UBS Europe SE

In 2016, UBS AG merged its Wealth Management subsidiaries in Italy, Luxembourg (including its branches in Austria, Denmark and Sweden), the Netherlands and Spain into UBS Deutschland AG, which was renamed to UBS Europe SE, in order to establish UBS AG’s new European legal entity, which is headquartered in Frankfurt, Germany.

The previously announced combined UK business transfer and cross-border merger of UBS Limited into UBS Europe SE took place on 1 March 2019.

Transfer of assets and liabilities from UBS Limited to UBS AG, London Branch

In the fourth quarter of 2018, clients and other counterparties of UBS Limited who can be serviced by UBS AG, London Branch were generally migrated to UBS AG, London Branch. Transactions affecting the businesses that were transferred which occurred on or after the transfer date were recorded in UBS AG, London Branch.

UBS Asset Management AG

In 2016, UBS AG transferred the majority of the operating subsidiaries of Asset Management to UBS Asset Management AG.

Increase of stake in and consolidation of UBS Securities China

In December 2018, UBS AG increased its shareholding in UBS Securities China from 24.99% to 51%, acquiring control of the entity in accordance with IFRS 10, Consolidated Financial Statements. Upon acquisition of control, UBS AG remeasured its former 24.99% holding at fair value, resulting in a pre-tax loss of USD 270 million, recognized in Other income. In addition, a net foreign currency translation gain of USD 46 million was recognized upon derecognition of the former investment in associate, also in Other income.

The cost of acquisition of the additional 26.01% stake was USD 125 million. Upon consolidation, UBS AG recognized USD 102 million of goodwill and USD 278 million of other net assets. In addition, a non-controlling interest of USD 136 million was recognized.

Acquisitions

In October 2018, UBS AG acquired certain assets and liabilities from Nordea’s Luxembourg-based private banking business for a consideration of approximately EUR 120 million. As a result of the transaction, UBS AG recognized a total of EUR 1.1 billion of loans (mortgages, Lombard loans, overdrafts), EUR 1.3 billion of cash and EUR 2.4 billion of deposits, as well as approximately EUR 75 million of intangible assets and approximately EUR 50 million of goodwill, recognized in Global Wealth Management. In addition, UBS AG reported an increase of approximately EUR 9.5 billion in client assets, of which approximately EUR 6.1 billion count as invested assets.

Sales and disposals of subsidiaries and businesses

In 2018, 2017 and 2016, no significant subsidiaries were removed from the scope of consolidation as a result of sales or disposals.

In the third quarter of 2018, UBS AG completed the sale of Widder Hotel, resulting in a pre-tax gain on sale of subsidiaries and businesses of USD 25 million and a pre-tax gain on sale of real estate of USD 31 million.

In 2017, UBS AG completed the sale of Asset Management’s fund administration servicing units in Luxembourg and Switzerland to Northern Trust, resulting in a pre-tax gain on sale of USD 153 million. Also in 2017, UBS AG completed the sale of a life insurance subsidiary within Global Wealth Management. A loss on sale of USD 24 million was recognized in 2016 relating to this transaction.